Long-Term and Other Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of debt outstanding
The following reflects outstanding debt as of the dates indicated below:

			Unamortized	Book value
		Unamortized	deferred	December 31,
	Principal	debt discount	financing costs	2015
Senior Secured Credit Facilities:
Revolver, varying interest rate, due 2018 (1)	$95.0	$—	$—	$95.0
Term Loan, varying interest rate, due 2020	2,254.0	(7.8)	(52.5)	2,193.7
Term Loan, varying interest rate, due 2021	1,980.0	(16.7)	(49.2)	1,914.1
2018 Notes	250.0	—	(2.0)	248.0
2020 Notes	300.0	—	(3.6)	296.4
2021 Notes	350.0	(1.8)	(5.6)	342.6
Secured Notes	950.0	—	(16.4)	933.6
Unsecured Notes	2,200.0	—	(42.1)	2,157.9
Capital lease obligations, 3.9% interest as of December 31, 2015 payable monthly through 2019	25.7	—	—	25.7
Total long-term debt outstanding	$8,404.7	$(26.3)	$(171.4)	$8,207.0
Less: current portion of long-term debt				(50.3)
Long-term debt, excluding current portion				$8,156.7
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(1)	Unamortized deferred financing costs related to the revolving credit facility are included in Other assets. See additional information included in Note 12 (Other Assets).

			Unamortized	Book value
		Unamortized	deferred	December 31,
	Principal	debt discount	financing costs	2014
Senior Secured Credit Facilities:
Revolver, varying interest rate, due 2018 (1)	$185.0	$—	$—	$185.0
Term Loan, varying interest rate, due 2020	2,277.0	(9.4)	(63.9)	2,203.7
Term Loan, varying interest rate, due 2021	2,000.0	(19.7)	(58.0)	1,922.3
2018 Notes	250.0	—	(2.7)	247.3
2020 Notes	300.0	—	(4.4)	295.6
2021 Notes	350.0	(2.2)	(6.7)	341.1
Secured Notes	950.0	—	(19.2)	930.8
Unsecured Notes	2,200.0	—	(48.2)	2,151.8
Capital lease obligations, 3.9% interest as of December 31, 2014 payable monthly through 2019	35.3	—	—	35.3
Total long-term debt outstanding	$8,547.3	$(31.3)	$(203.1)	$8,312.9
Less: current portion of long-term debt				(50.6)
Long-term debt, excluding current portion				$8,262.3
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(1)	Unamortized deferred financing costs related to the revolving credit facility are included in Other assets. See additional information included in Note 12 (Other Assets).

Schedule of debt and capital lease payments due over the next five years and beyond
The following reflects debt and capital lease payments due over the next five years and beyond as of December 31, 2015:

	As of December 31, 2015
	Total	Within 1 Year	In 2 Years	In 3 Years	In 4 Years	In 5 Years	After 5 Years
Revolver, varying interest rate, due 2018	$95.0	$—	$—	$95.0	$—	$—	$—
Term Loan, varying interest rate, due 2020	2,254.0	23.0	23.0	23.0	23.0	2,162.0	—
Term Loan, varying interest rate, due 2021	1,980.0	20.0	20.0	20.0	20.0	20.0	1,880.0
2018 Notes	250.0	—	—	250.0	—	—	—
2020 Notes	300.0	—	—	—	—	300.0	—
2021 Notes	350.0	—	—	—	—	—	350.0
Secured Notes	950.0	—	—	—	—	—	950.0
Unsecured Notes	2,200.0	—	—	—	—	—	2,200.0
Capital lease obligations, 3.9% interest as of December 31, 2015 payable monthly through 2019	25.7	7.3	7.6	8.0	2.8	—	—
Total long-term debt outstanding	$8,404.7	$50.3	$50.6	$396.0	$45.8	$2,482.0	$5,380.0
Unamortized discount	(26.3)
Unamortized deferred financing costs	$(171.4)
	$8,207.0